SCHEDULE OF DIVIDENDS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Dividends declared:
-Interim tax-exempt (one-tier) dividend for 2025 and 2026		$ 11,849,995